LEASES Schedule of Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Lease, Cost [Table Text Block]
The components of lease cost for operating and finance leases for the years ended December 31, 2020 and 2019 were as follows:

In millions	2020	2019
Operating lease cost	$147	$139
Finance lease cost
Amortization of right-of-use assets	2	3
Interest on lease liabilities	—	—
Total finance lease cost	$2	$3
Short-term lease cost	3	4
Variable lease cost	45	21
Less: Sublease income	22	22
Total lease cost	$175	$145

Schedule of Supplemental Cash Flow Information Related to Leases [Table Text Block]
Supplemental cash flow information related to leases was as follows:

In millions	December 31, 2020	December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$145	$142
Financing cash flows from finance leases	$1	$2
Gain on sale-leaseback transactions, net	$—	$17

Schedule of Lease Assets and Liabilities [Table Text Block]	Supplemental balance sheet information related to leases was as follows:

In millions	December 31, 2020	December 31, 2019
Operating Leases
Operating lease right-of-use assets [1]	$423	$435
Current operating lease liabilities [2]	117	109
Noncurrent operating lease liabilities [3]	308	324
Total operating lease liabilities	$425	$433

Finance Leases
Property, plant, and equipment, gross	$3	$3
Accumulated depreciation	2	2
Property, plant, and equipment, net	$1	$1
Short-term borrowings and finance lease obligations	$—	$1
Long-Term Debt	2	2
Total finance lease liabilities	$2	$3
1.Included in "Deferred charges and other assets" in the Consolidated Balance Sheet.
2.Included in "Accrued and other current liabilities" in the Consolidated Balance Sheet.
3.Included in "Other noncurrent obligations" in the Consolidated Balance Sheet.

Lease Terms and Discount Rates [Table Text Block]

Lease Term and Discount Rate	December 31, 2020	December 31, 2019
Weighted-average remaining lease term (years)
Operating leases	5.83	7.24
Finance leases	5.25	5.25
Weighted average discount rate
Operating leases	2.26%	2.99%
Finance leases	3.42%	3.42%

Leases - Maturity of Lease Liabilities [Table Text Block]
Maturities of lease liabilities were as follows:

Maturity of Lease Liabilities at December 31, 2020	Operating Leases	Finance Leases
In millions
2021	$124	$1
2022	103	1
2023	70	—
2024	52	—
2025	30	—
2026 and thereafter	123	1
Total lease payments	$502	$3
Less: Interest	77	1
Present value of lease liabilities	$425	$2